Going Concern (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 55,082,677	$ 43,509,964